Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance, beginning of year at Dec. 31, 2015	$ 3,133,524	$ 56,176	$ (2,694,618)	$ 402,672
Increase (decrease) in equity
Public offering (net of issue costs)	223,031
Share-based compensation - settled	9,407
Share-based compensation - non-cash settled		(9,407)
Share-based compensation - non-cash		27,014
Net income/(loss)			397,416		$ 397,416
Dividends declared			(35,439)		(35,400)
Change in cumulative translation adjustment				(49,271)	(49,271)
Balance, end of year at Dec. 31, 2016	3,365,962	73,783	(2,332,641)	353,401	1,460,505
Increase (decrease) in equity
Share-based compensation - settled	20,984
Share-based compensation - non-cash settled		(20,984)
Share-based compensation - non-cash		22,576
Net income/(loss)			236,998		236,998
Dividends declared			(29,033)		(29,000)
Change in cumulative translation adjustment				(90,277)	(90,277)
Balance, end of year at Dec. 31, 2017	3,386,946	75,375	(2,124,676)	263,124	1,600,769
Increase (decrease) in equity
Purchase of common shares under Normal Course Issuer Bid	(82,596)		3,569		(79,000)
Share-based compensation - settled	23,389
Share-based compensation - cash settled		(30,648)
Share-based compensation - non-cash settled		(23,389)
Share-based compensation - non-cash		25,917
Stock Option Plan - cash	9,138
Stock Option Plan - exercised	731	(731)
Net income/(loss)			378,279		378,279
Dividends declared			(29,256)		(29,300)
Change in cumulative translation adjustment				125,817	125,817
Balance, end of year at Dec. 31, 2018	$ 3,337,608	$ 46,524	$ (1,772,084)	$ 388,941	$ 2,000,989